Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Employee Benefit Plans [Text Block]
Note 9 – Employee Benefit Plans
We have noncontributory defined benefit pension plans in which all eligible employees participate. Currently, eligible employees earn benefits primarily based on a cash balance formula. Various other formulas, as defined in the plan documents, are utilized to calculate the retirement benefits for plan participants not covered by the cash balance formula. At the time of retirement, participants may elect, to the extent they are eligible for the various options, to receive annuity payments, a lump-sum payment, or a combination of annuity and lump-sum payments. In addition to our pension plans, we currently provide subsidized retiree medical and life insurance benefits (other postretirement benefits) to certain eligible participants. Generally, employees hired after December 31, 1991, are not eligible for the subsidized retiree medical benefits, except for participants that were employees or retirees of Transco Energy Company on December 31, 1995, and other miscellaneous defined participant groups. Subsidized retiree medical benefits for eligible participants age 65 and older are paid through contributions to health reimbursement accounts. Subsidized retiree medical benefits for eligible participants under age 65 are provided through a self-insured medical plan sponsored by us. The self-insured retiree medical plan provides for retiree contributions and contains other cost-sharing features such as deductibles, co-payments, and co-insurance. The accounting for these plans anticipates estimated future increases to our contribution levels to the health reimbursement accounts for participants age 65 and older, as well as future cost-sharing that is consistent with our expressed intent to increase the retiree contribution level generally in line with health care cost increases for participants under age 65.
In September 2017, we initiated a program to pay out certain deferred vested pension benefits to reduce investment risk, cash funding volatility, and administrative costs. In December 2017, the lump-sum payments were made and the annuity payments were commenced in relation to this program. As a result of these lump-sum payments, as well as lump-sum benefit payments made throughout 2017, settlement accounting was required. We settled $261 million in liabilities of our pension plans and recognized a pre-tax, non-cash settlement charge of $71 million, which is substantially reported in Other income (expense) – net below Operating income (loss) in the Consolidated Statement of Operations (see Note 6 – Other Income and Expenses). These amounts are included within the subsequent tables of changes in benefit obligations and plan assets, net periodic benefit cost (credit), and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) before taxes.
Funded Status
The following table presents the changes in benefit obligations and plan assets for pension benefits and other postretirement benefits for the years indicated:

	Pension Benefits		Other Postretirement Benefits
	2017	2016	2017	2016
	(Millions)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,466	$1,464	$197	$202
Service cost	50	54	1	1
Interest cost	59	62	8	8
Plan participants’ contributions	—	—	3	2
Benefits paid	(35)	(130)	(14)	(15)
Actuarial loss (gain)	40	20	11	(1)
Settlements	(261)	(4)	—	—
Net increase (decrease) in benefit obligation	(147)	2	9	(5)
Benefit obligation at end of year	1,319	1,466	206	197
Change in plan assets:
Fair value of plan assets at beginning of year	1,254	1,241	208	201
Actual return on plan assets	184	82	25	13
Employer contributions	85	65	5	7
Plan participants’ contributions	—	—	3	2
Benefits paid	(35)	(130)	(14)	(15)
Settlements	(261)	(4)	—	—
Net increase (decrease) in fair value of plan assets	(27)	13	19	7
Fair value of plan assets at end of year	1,227	1,254	227	208
Funded status — overfunded (underfunded)	$(92)	$(212)	$21	$11
Accumulated benefit obligation	$1,294	$1,440

The overfunded (underfunded) status of our pension plans and other postretirement benefit plans presented in the previous table are recognized in the Consolidated Balance Sheet within the following accounts:

	December 31,
	2017	2016
	(Millions)
Underfunded pension plans:
Current liabilities	$(2)	$(2)
Noncurrent liabilities	(90)	(210)
Overfunded (underfunded) other postretirement benefit plans:
Current liabilities	(6)	(7)
Noncurrent assets (liabilities)	27	18

The plan assets within our other postretirement benefit plans are intended to be used for the payment of benefits for certain groups of participants. The Current liabilities for the other postretirement benefit plans represent the current portion of benefits expected to be payable in the subsequent year for the groups of participants whose benefits are not expected to be paid from plan assets.
The pension plans’ benefit obligation Actuarial loss (gain) of $40 million in 2017 is primarily due to the impact of a decrease in the discount rates utilized to calculate the benefit obligation. The pension plans’ benefit obligation Actuarial loss (gain) of $20 million in 2016 is primarily due to the impact of a decrease in the discount rates utilized to calculate the benefit obligation.
The 2017 benefit obligation Actuarial loss (gain) of $11 million for our other postretirement benefit plans is primarily due to a decrease in the discount rate used to calculate the benefit obligation.
At December 31, 2017 and 2016, all of our pension plans had a projected benefit obligation and accumulated benefit obligation in excess of plan assets.
Pre-tax amounts not yet recognized in Net periodic benefit cost (credit) at December 31 are as follows:

	Pension Benefits		Other Postretirement Benefits
	2017	2016	2017	2016
	(Millions)
Amounts included in Accumulated other comprehensive income (loss):
Prior service credit	$—	$—	$—	$5
Net actuarial loss	(375)	(535)	(21)	(18)
Amounts included in regulatory liabilities associated with Transco and Northwest Pipeline:
Prior service credit	N/A	N/A	$2	$10
Net actuarial gain	N/A	N/A	14	8

In addition to the regulatory liabilities included in the previous table, differences in the amount of actuarially determined Net periodic benefit cost (credit) for our other postretirement benefit plans and the other postretirement benefit costs recovered in rates for Transco and Northwest Pipeline are deferred as a regulatory asset or liability. We have regulatory liabilities of $108 million at December 31, 2017 and $94 million at December 31, 2016, related to these deferrals. Additionally, Transco recognizes a regulatory liability for rate collections in excess of its amount funded to the tax-qualified pension plans. At December 31, 2017 and 2016, these regulatory liabilities were $33 million and $21 million, respectively. These pension and other postretirement plans amounts will be reflected in future rates based on the rate structures of these gas pipelines.
Net Periodic Benefit Cost (Credit)
Net periodic benefit cost (credit) for the years ended December 31 consist of the following:

	Pension Benefits			Other Postretirement Benefits
	2017	2016	2015	2017	2016	2015
	(Millions)
Components of net periodic benefit cost (credit):
Service cost	$50	$54	$59	$1	$1	$2
Interest cost	59	62	58	8	8	9
Expected return on plan assets	(82)	(85)	(75)	(11)	(12)	(12)
Amortization of prior service credit	—	—	—	(13)	(15)	(17)
Amortization of net actuarial loss	27	30	42	—	—	2
Net actuarial loss from settlements	71	2	2	—	—	—
Reclassification to regulatory liability	—	—	—	3	4	3
Net periodic benefit cost (credit)	$125	$63	$86	$(12)	$(14)	$(13)

The components of Net periodic benefit cost (credit) other than the service cost component are included in Other income (expense) – net below Operating income (loss) in the Consolidated Statement of Operations.
Items Recognized in Other Comprehensive Income (Loss) and Regulatory Assets and Liabilities
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss) before taxes for the years ended December 31 consist of the following:

	Pension Benefits			Other Postretirement Benefits
	2017	2016	2015	2017	2016	2015
	(Millions)
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss):
Net actuarial gain (loss)	$62	$(23)	$5	$(3)	$—	$8
Amortization of prior service credit	—	—	—	(5)	(6)	(6)
Amortization of net actuarial loss	27	30	42	—	—	2
Net actuarial loss from settlements	71	2	2	—	—	—
Other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss)	$160	$9	$49	$(8)	$(6)	$4

Other changes in plan assets and benefit obligations for our other postretirement benefit plans associated with Transco and Northwest Pipeline are recognized in regulatory assets and liabilities. Amounts recognized in regulatory assets and liabilities for the years ended December 31 consist of the following:

	2017	2016	2015
	(Millions)
Other changes in plan assets and benefit obligations recognized in regulatory (assets) and liabilities:
Net actuarial gain (loss)	$6	$2	$10
Amortization of prior service credit	(8)	(9)	(11)

Pre-tax amounts expected to be amortized in Net periodic benefit cost (credit) in 2018 are as follows:

	Pension Benefits	Other Postretirement Benefits
	(Millions)
Amounts included in Accumulated other comprehensive income (loss):
Prior service credit	$—	$(1)
Net actuarial loss	23	—
Amounts included in regulatory liabilities associated with Transco and Northwest Pipeline:
Prior service credit	N/A	$(2)
Net actuarial loss	N/A	—
Key Assumptions
The weighted-average assumptions utilized to determine benefit obligations as of December 31 are as follows:

	Pension Benefits		Other Postretirement Benefits
	2017	2016	2017	2016
Discount rate	3.66%	4.17%	3.71%	4.27%
Rate of compensation increase	4.93	4.87	N/A	N/A
The weighted-average assumptions utilized to determine Net periodic benefit cost (credit) for the years ended December 31 are as follows:

	Pension Benefits			Other Postretirement Benefits
	2017	2016	2015	2017	2016	2015
Discount rate	4.17%	4.37%	3.96%	4.27%	4.50%	4.12%
Expected long-term rate of return on plan assets	6.45	6.85	6.38	5.53	6.11	5.70
Rate of compensation increase	4.87	4.88	4.62	N/A	N/A	N/A

The mortality assumptions used to determine the benefit obligations for our pension and other postretirement benefit plans reflect generational projection mortality tables.
The assumed health care cost trend rate for 2018 is 8.0 percent. This rate decreases to 4.5 percent by 2026. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	Point increase	Point decrease
	(Millions)
Effect on total of service and interest cost components	$—	$—
Effect on other postretirement benefit obligation	5	(5)
Plan Assets
Plan assets for our pension and other postretirement benefit plans consist primarily of equity and fixed income securities including mutual funds and commingled investment funds invested in equity and fixed income securities. The plans’ investment policy provides for a strategy in accordance with the Employee Retirement Income Security Act (ERISA), which governs the investment of the assets in a diversified portfolio. The plans follow a policy of diversifying the investments across various asset classes and investment managers. Additionally, the investment returns on approximately 37 percent of the other postretirement benefit plan assets are subject to income tax; therefore, certain investments are managed in a tax efficient manner.
The investment policy for the pension plans includes a general target asset allocation at December 31, 2017, of 46 percent equity securities and 54 percent fixed income securities. The target allocation includes the investments in equity and fixed income mutual funds and commingled investment funds. The investment policy allows for a broad range of asset allocations that permit the plans to de-risk in response to changes in the plans’ funded status.
Equity securities may include U.S. equities and non-U.S. equities. Investment in Williams’ securities or an entity in which Williams has a majority ownership is prohibited except where these securities may be owned in a commingled investment fund in which the plans’ trusts invest. No more than 5 percent of the total stock portfolio valued at market may be invested in the common stock of any one corporation.
Fixed income securities may consist of U.S. as well as international instruments, including emerging markets. The fixed income strategies may invest in government, corporate, asset-backed securities, and mortgage-backed obligations. The weighted-average credit rating of the fixed income strategies must be at least “investment grade” including ratings by Moody’s and/or Standard & Poor’s. No more than 5 percent of the total fixed income portfolio may be invested in the fixed income securities of any one issuer with the exception of bond index funds and U.S. government guaranteed and agency securities.
The following securities and transactions are not authorized: unregistered securities, commodities or commodity contracts, short sales or margin transactions, or other leveraging strategies. Investment strategies using direct investments in derivative securities require approval and, historically, have not been used; however, these instruments may be used in mutual funds and commingled investment funds held by the plans’ trusts. Additionally, real estate equity, natural resource property, venture capital, leveraged buyouts, and other high-return, high-risk investments are generally restricted.
There are no significant concentrations of risk within the plans’ investment securities because of the diversity of the types of investments, diversity of the various industries, and the diversity of the fund managers and investment strategies. Generally, the investments held in the plans are publicly traded, therefore, minimizing liquidity risk in the portfolio.
The fair values of our pension plan assets at December 31, 2017 and 2016 by asset class are as follows:

	2017
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Millions)
Pension assets:
Cash management fund	$17	$—	$—	$17
Equity securities:
U.S. large cap	62	—	—	62
U.S. small cap	54	—	—	54
Fixed income securities (1):
U.S. Treasury securities	103	—	—	103
Government and municipal bonds	—	15	—	15
Mortgage and asset-backed securities	—	47	—	47
Corporate bonds	—	158	—	158
Insurance company investment contracts and other	—	5	—	5
	$236	$225	$—	461
Commingled investment funds measured at net asset value practical expedient (2):
Equities — U.S. large cap				265
Equities — International small cap				26
Equities — International emerging markets				41
Equities — International developed markets				110
Fixed income — U.S. long duration				205
Fixed income — Corporate bonds				119
Total assets at fair value at December 31, 2017				$1,227

	2016
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Millions)
Pension assets:
Cash management fund	$14	$—	$—	$14
Equity securities:
U.S. large cap	87	—	—	87
U.S. small cap	77	—	—	77
Fixed income securities (1):
U.S. Treasury securities	68	—	—	68
Government and municipal bonds	—	10	—	10
Mortgage and asset-backed securities	—	80	—	80
Corporate bonds	—	148	—	148
Insurance company investment contracts and other	—	5	—	5
	$246	$243	$—	489
Commingled investment funds measured at net asset value practical expedient (2):
Equities — U.S. large cap				369
Equities — International small cap				27
Equities — International emerging markets				50
Equities — International developed markets				149
Fixed income — U.S. long duration				88
Fixed income — Corporate bonds				82
Total assets at fair value at December 31, 2016				$1,254
The fair values of our other postretirement benefits plan assets at December 31, 2017 and 2016 by asset class are as follows:

	2017
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Millions)
Other postretirement benefit assets:
Cash management funds	$11	$—	$—	$11
Equity securities:
U.S. large cap	25	—	—	25
U.S. small cap	14	—	—	14
International developed markets large cap growth	—	6	—	6
Fixed income securities (1):
U.S. Treasury securities	12	—	—	12
Government and municipal bonds	—	2	—	2
Mortgage and asset-backed securities	—	5	—	5
Corporate bonds	—	19	—	19
Mutual fund — Municipal bonds	43	—	—	43
	$105	$32	$—	137
Commingled investment funds measured at net asset value practical expedient (2):
Equities — U.S. large cap				31
Equities — International small cap				3
Equities — International emerging markets				5
Equities — International developed markets				13
Fixed income — U.S. long duration				24
Fixed income — Corporate bonds				14
Total assets at fair value at December 31, 2017				$227

	2016
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Millions)
Other postretirement benefit assets:
Cash management funds	$11	$—	$—	$11
Equity securities:
U.S. large cap	24	—	—	24
U.S. small cap	15	—	—	15
International developed markets large cap growth	—	5	—	5
Fixed income securities (1):
U.S. Treasury securities	7	—	—	7
Government and municipal bonds	—	1	—	1
Mortgage and asset-backed securities	—	8	—	8
Corporate bonds	—	15	—	15
Mutual fund — Municipal bonds	42	—	—	42
	$99	$29	$—	128
Commingled investment funds measured at net asset value practical expedient (2):
Equities — U.S. large cap				38
Equities — International small cap				3
Equities — International emerging markets				5
Equities — International developed markets				16
Fixed income — U.S. long duration				9
Fixed income — Corporate bonds				9
Total assets at fair value at December 31, 2016				$208

____________

(1)	The weighted-average credit quality rating of the fixed income security portfolio is investment grade with a weighted-average duration of approximately 12 years for 2017 and 8 years for 2016.

(2)
The stated intents of the funds vary based on each commingled fund’s investment objective. These objectives generally include strategies to replicate or outperform various market indices. Certain standard withdrawal restrictions generally apply, which may include redemption notification period restrictions ranging from 10 to 30 days. Additionally, the fund managers retain the right to restrict withdrawals from and/or purchases into the funds so as not to disadvantage other investors in the funds. Generally, the funds also reserve the right to make all or a portion of the redemption in-kind rather than in cash or a combination of cash and in-kind.

The fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement of an asset.
Shares of the cash management funds and mutual funds are valued at fair value based on published market prices as of the close of business on the last business day of the year, which represents the net asset values of the shares held.
The fair values of equity securities traded on U.S. exchanges are derived from quoted market prices as of the close of business on the last business day of the year. The fair values of equity securities traded on foreign exchanges are also derived from quoted market prices as of the close of business on an active foreign exchange on the last business day of the year. However, the valuation requires translation of the foreign currency to U.S. dollars and this translation is considered an observable input to the valuation.
The fair values of all commingled investment funds are determined based on the net asset values per unit of each of the funds. The net asset values per unit represent the aggregate values of the funds’ assets at fair value less liabilities, divided by the number of units outstanding.
The fair values of fixed income securities, except U.S. Treasury securities, are determined using pricing models. These pricing models incorporate observable inputs such as benchmark yields, reported trades, broker/dealer quotes, and issuer spreads for similar securities to determine fair value. The U.S. Treasury securities are valued at fair value based on closing prices on the last business day of the year reported in the active market in which the security is traded.
There have been no significant changes in the preceding valuation methodologies used at December 31, 2017 and 2016. Additionally, there were no transfers or reclassifications of investments between Level 1 and Level 2 from December 2016 to December 2017. If transfers between levels had occurred, the transfers would have been recognized as of the end of the period.
Plan Benefit Payments and Employer Contributions
Following are the expected benefits to be paid by the plans. These estimates are based on the same assumptions previously discussed and reflect future service as appropriate. The actuarial assumptions are based on long-term expectations and include, but are not limited to, assumptions as to average expected retirement age and form of benefit payment. Actual benefit payments could differ significantly from expected benefit payments if near-term participant behaviors differ significantly from the actuarial assumptions.

	Pension Benefits	Other Postretirement Benefits
	(Millions)
2018	$91	$13
2019	90	13
2020	92	14
2021	96	13
2022	96	13
2023-2027	486	60

In 2018, we expect to contribute approximately $80 million to our tax-qualified pension plans and approximately $5 million to our nonqualified pension plans, for a total of approximately $85 million, and approximately $6 million to our other postretirement benefit plans.
Defined Contribution Plans
We also maintain defined contribution plans for the benefit of substantially all of our employees. Generally, plan participants may contribute a portion of their compensation on a pre-tax and after-tax basis in accordance with the plans’ guidelines. We match employees’ contributions up to certain limits. Our matching contributions charged to expense were $34 million in 2017, $36 million in 2016, and $39 million in 2015.